DLA Piper LLP (US)
500 8th Street, NW
Washington, D.C. 20004
www.dlapiper.com
T 202.799.4000
F 202.799.5000
August 26, 2010
VIA FAX AND EDGAR TRANSMISSION
Mr. Michael Clampitt
United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mercantile Bancorp, Inc. Registration Statement on Form S-1/A Filed August 20, 2010 File No. 333-168075
Dear Mr. Clampitt:
       This letter is submitted on behalf of Mercantile Bancorp, Inc. (the “Company”) in response to the comments that you provided on behalf of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) in your letter (the “Comment Letter”) dated August 23, 2010, to Ted T. Awerkamp, President and Chief Executive Officer of the Company. The responses to the Staff’s comments are set forth below, with each paragraph numbered to correspond to the numbered comments set forth in the Comment Letter. For your convenience, your comments have been reproduced in italics below, together with the responses. Capitalized terms used and not defined herein have the meanings given to such terms in the Company’s Form S-1 filing.
Form S-1/A filed August 20, 2010
Questions and Answers, page iv
1.	Please revise the answer to the question “Why are we engaging in this rights offering” to include a discussion of your need to raise additional capital in order to remain in compliance with your enforcement actions as discussed in your Risk Factors on pages 11 and 12.

The Company has revised its answer to the question “Why are we engaging in this rights offering” to include a discussion of its need to raise additional capital in order to remain in compliance with its enforcement actions as discussed in its risk factors on pages 11 and 12.
Summary Consolidated Financial Information and Other Data. page 9
2.	Please revise this information to include the following Asset Quality Ratios; non- performing assets as a percentage of total assets, non-performing loans as a percentage of total loans, allowance for loan losses to total net loans and allowance for loan losses as a percentage of non-performing loans.

Mercantile Bancorp, Inc.
August 26, 2010
Page Two
The Company has revised its summary consolidated financial information and other data to include the following asset quality ratios: total non-performing assets to total assets; non-performing loans to total loans; allowance for loan losses to total net loans; and allowance for loan losses to non-performing loans.
     We appreciate the Staff’s comments and request that the Staff contact Michael P. Reed of DLA Piper LLP (US) at 202-799-4229 with any questions or comments regarding this letter.
Respectfully submitted,

/s/ DLA Piper LLP (US)

DLA Piper LLP (US)
cc: Ted. T. Awerkamp, Mercantile Bancorp, Inc.